Summary of Significant Accounting Policies - Schedule of Carrying Amount of this VIE’S Assets and Liabilities (Details) - VIE’s [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Carrying Amount of this VIE’S Assets and Liabilities [Line Items]
Current assets	$ 17,497,021	$ 26,530,156
Total non-current assets	8,214,924	8,635,413
Total assets	25,711,945	35,165,569
Total current liabilities	43,316,299	42,847,427
Total non-current liability	$ 1,520,059	$ 1,032,235